Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

January 3, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Voyageur Tax Free Funds (the “Registrant”)
File Nos. 811-03910; 002-87910

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 48 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed with the Securities and Exchange Commission electronically on December 29, 2011.

     If you have any questions or comments concerning this certification, please call me at (215) 564-8099.

Sincerely,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia P. Wang
Bruce G. Leto